Derivatives (Schedule Of Outstanding Derivatives Entered Into To Hedge Inventory Or Fixed Price Purchase Commitments) (Details) - Mar. 31, 2015	bbl $ / bbl $ / units
Sell (Short) Contracts [Member] | Crude Oil Futures [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	520
Weighted average contract price per gal | $ / bbl	47.47
Sell (Short) Contracts [Member] | Crude Oil Futures [Member] | Not Designated As Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	353
Weighted average contract price per gal | $ / bbl	52.02
Sell (Short) Contracts [Member] | Crude oil LLSWTI swap [Member] | Not Designated As Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	670
Weighted average contract price per gal | $ / bbl	2.89
Sell (Short) Contracts [Member] | Fuel Oil Futures [Member] | Not Designated As Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	340
Weighted average contract price per gal | $ / bbl	45.46
Sell (Short) Contracts [Member] | Crude Oil Options [Member] | Not Designated As Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	85
Underlying, Derivative | $ / bbl	2.36
Buy (Long) Contracts [Member] | Crude Oil Futures [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	0
Weighted average contract price per gal | $ / bbl	0.00
Buy (Long) Contracts [Member] | Crude Oil Futures [Member] | Not Designated As Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	276
Weighted average contract price per gal | $ / bbl	54.27
Buy (Long) Contracts [Member] | Crude oil LLSWTI swap [Member] | Not Designated As Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	0
Weighted average contract price per gal | $ / units	0.00
Buy (Long) Contracts [Member] | Fuel Oil Futures [Member] | Not Designated As Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	95
Weighted average contract price per gal | $ / bbl	44.95
Buy (Long) Contracts [Member] | Crude Oil Options [Member] | Not Designated As Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	40
Underlying, Derivative | $ / bbl	0.17